BORROWINGS (Details) - RUB (₽) ₽ in Millions	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
BORROWINGS
Notes		₽ 195,929	₽ 191,996
Bank and other loans		290,211	270,143
Total borrowings		486,140	462,139
Less: current portion		(117,747)	(111,839)
Total borrowings, non-current		₽ 368,393	₽ 350,300
Threshold period of calendar days for coupon payment under the notes	60 days